Stock Options and Restricted Stock Units - Schedule of Company’s RSUs (Details) - RSUs [Member] - Previously Reported [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s RSUs [Line Items]
Number of Units, Unvested Beginning Balance	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Beginning Balance (in Dollars per share)	$ 6.06
Number of Units, Granted	3,000	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Granted	$ 6.06	$ 6.06
Number of Units, Vested	(95,210)
Wtd. Avg. Grant Date Fair Value per Unit, Vested	$ 6.06
Number of Units, Forfeited	(2,000)
Wtd. Avg. Grant Date Fair Value per Unit, Forfeited	$ 6.06
Number of Units, Unvested Ending Balance	188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Ending Balance (in Dollars per share)	$ 6.06	$ 6.06
Number of Units, Vested
Wtd. Avg. Date Fair Value per Unit, Vested